6C. RETIREMENT PLAN	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
6C. RETIREMENT PLAN

The Company has a 401(k) retirement savings plan for employees. Under the plan, the Company matches 25% of an employee's contribution, up to a maximum of $350 per employee per year. Company matching contributions charged to expense in 2013 and 2014 were $4,779 and $4,682, respectively.